Summary of Right-of-Use Assets and Lease Liabilities on the Balance Sheet (Details) $ in Millions	Oct. 03, 2020 USD ($)
Operating and Finance Lease Liability	$ 3,695
Other Assets
Operating Lease, Right-of-Use Asset	3,687	[1]
Finance Lease, Right-of-Use Asset,	361	[1]
Operating and Financing Lease Total Right Of Use Asset	4,048	[1]
Accounts Payable and Accrued Liabilities
Operating Lease, Liability, Current	747	[2]
Finance Lease, Liability, Current	37	[2]
Operating and Finance Lease Liability Current	784	[2]
Other Long-term Liabilities
Operating Lease, Liability, Noncurrent	2,640	[3]
Finance Lease, Liability, Noncurrent	271	[3]
Operating and Finance Lease Liability Noncurrent	$ 2,911	[3]

[1]	Included in “Other assets” in the Consolidated Balance Sheet. Includes approximately $0.6 billion of long-term prepaid rent that was presented as a right-of-use asset upon adoption.
[2]	Included in “Accounts payable and other accrued liabilities” in the Consolidated Balance Sheet.
[3]	Included in “Other long-term liabilities” in the Consolidated Balance Sheet.